Pay vs Performance Disclosure	12 Months Ended
	May 28, 2023 USD ($)	May 29, 2022 USD ($)	May 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive “compensation actually paid” and certain financial performance of the Company. The Committee does not utilize compensation actually paid as the basis for making compensation decisions. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.”
Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Company Selected Measure: Adj. EPS Growth Rate(5) (%)
					Total Shareholder Return (TSR), Conagra ($)	TSR (S&P 500 Packaged Foods Index) ($)
2023	18,720,100	34,136,713	4,441,115	7,374,702	109.00	98.54	683.2	17.4
2022	11,947,054	(3,340,307)	3,114,508	97,264	90.24	104.74	888.2	(10.6)
2021	11,770,023	24,533,340	3,160,545	5,570,560	112.72	118.79	1,300.9	15.2
The PEO and NEOs included in the above compensation columns reflect the following:
Fiscal Year	PEO	NEOs
2023	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Charisse Brock
2022	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli
2021	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Colleen Batcheler

(1)
The amounts reported in this column reflect the total compensation reported for Conagra Brands’ principal executive officer (PEO), Mr. Connolly, for each corresponding year in the “Total” column of the Summary Compensation Table (Total compensation). Refer to the “Compensation of Executive Officers—Summary Compensation Table.”

(2)
The amounts reported in this column represent the compensation actually paid (or CAP) to Mr. Connolly in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned or paid to Mr. Connolly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in footnote 4 below were made to Mr. Connolly’s Total compensation for each year to determine the CAP.

(3)
The amounts reported in this column reflect the average Total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Compensation of Executive Officers—Summary Compensation Table.”

(4)
The amounts reported in this column represent the average of CAP for the non-PEO NEOs in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned or paid to such non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the below adjustments were made to the average Total compensation for the non-PEO NEOs for each year to determine the CAP. Additionally, for 2021, the amounts for non-PEO NEOs reflect a deduction of $7,402 for the change in actuarial present value of actuarial pension plans from the Total compensation and no amount was added for the actuarially determined service cost for services rendered by the applicable non-PEO NEO during 2021 as defined in FASB ASC Topic 715 because the applicable plan is frozen.

Fiscal Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Stock Awards for PEO(a) ($)	Equity Award Adjustments for PEO(b) ($)	Compensation Actually Paid to PEO ($)
2023	18,720,100	(14,444,447)	29,861,060	34,136,713
2022	11,947,054	(7,976,396)	(7,310,965)	(3,340,307)
2021	11,770,023	(7,722,276)	20,485,593	24,533,340
Fiscal Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Reported Average Value of Stock Awards for Non-PEO NEOs(a) ($)	Average Equity Award Adjustments for Non-PEO NEOs(b) ($)	Compensation Actually Paid to Non-PEO NEOs(4) ($)
2023	4,441,115	(2,994,018)	5,927,605	7,374,702
2022	3,114,508	(1,641,750)	(1,375,495)	97,264
2021	3,160,545	(1,594,274)	4,004,289	5,570,560

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The Company has not granted option awards since 2016.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction) of the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For awards granted in prior years that vest in the applicable year, the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) is included. The dollar value of any dividends paid on stock awards in the applicable year of the vesting date that are not otherwise reflected in the fair value or included in any other component of total compensation for the applicable year is included. These adjustments are:

Equity Award Adjustments for PEO:
Fiscal Year	+ Year End Fair Value of Equity Awards Granted in the Year ($)	+/- Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	- Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	+ Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments for the PEO ($)
2023	18,175,106	11,572,195	0	113,759	0	0	29,861,060
2022	7,964,984	(15,178,481)	0	(902,309)	0	804,841	(7,310,965)
2021	10,143,368	8,725,831	0	716,484	0	899,909	20,485,593
Average Equity Award Adjustments for Non-PEO NEOs:
Fiscal Year	+ Year End Fair Value of Equity Awards Granted in the Year ($)	+/- Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	- Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	+ Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments for the Non- PEO NEOs ($)
2023	3,767,302	2,152,983	0	7,320	0	0	5,927,605
2022	1,611,869	(2,968,240)	0	(176,982)	0	157,858	(1,375,495)
2021	2,094,110	1,547,880	0	162,958	0	199,340	4,004,289

(5)
Adjusted EPS Growth Rate, our Company-Selected Measure, is calculated as described in the “Compensation Discussion and Analysis” above.

Company Selected Measure Name	Adj. EPS Growth
Named Executive Officers, Footnote
The PEO and NEOs included in the above compensation columns reflect the following:
Fiscal Year	PEO	NEOs
2023	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Charisse Brock
2022	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli
2021	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Colleen Batcheler

PEO Total Compensation Amount	$ 18,720,100	$ 11,947,054	$ 11,770,023
PEO Actually Paid Compensation Amount	$ 34,136,713	(3,340,307)	24,533,340
Adjustment To PEO Compensation, Footnote
Fiscal Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Stock Awards for PEO(a) ($)	Equity Award Adjustments for PEO(b) ($)	Compensation Actually Paid to PEO ($)
2023	18,720,100	(14,444,447)	29,861,060	34,136,713
2022	11,947,054	(7,976,396)	(7,310,965)	(3,340,307)
2021	11,770,023	(7,722,276)	20,485,593	24,533,340
(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The Company has not granted option awards since 2016.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction) of the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For awards granted in prior years that vest in the applicable year, the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) is included. The dollar value of any dividends paid on stock awards in the applicable year of the vesting date that are not otherwise reflected in the fair value or included in any other component of total compensation for the applicable year is included. These adjustments are:

Equity Award Adjustments for PEO:
Fiscal Year	+ Year End Fair Value of Equity Awards Granted in the Year ($)	+/- Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	- Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	+ Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments for the PEO ($)
2023	18,175,106	11,572,195	0	113,759	0	0	29,861,060
2022	7,964,984	(15,178,481)	0	(902,309)	0	804,841	(7,310,965)
2021	10,143,368	8,725,831	0	716,484	0	899,909	20,485,593

Non-PEO NEO Average Total Compensation Amount	$ 4,441,115	3,114,508	3,160,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,374,702	97,264	5,570,560
Adjustment to Non-PEO NEO Compensation Footnote
Fiscal Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Reported Average Value of Stock Awards for Non-PEO NEOs(a) ($)	Average Equity Award Adjustments for Non-PEO NEOs(b) ($)	Compensation Actually Paid to Non-PEO NEOs(4) ($)
2023	4,441,115	(2,994,018)	5,927,605	7,374,702
2022	3,114,508	(1,641,750)	(1,375,495)	97,264
2021	3,160,545	(1,594,274)	4,004,289	5,570,560

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The Company has not granted option awards since 2016.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction) of the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For awards granted in prior years that vest in the applicable year, the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) is included. The dollar value of any dividends paid on stock awards in the applicable year of the vesting date that are not otherwise reflected in the fair value or included in any other component of total compensation for the applicable year is included.
Average Equity Award Adjustments for Non-PEO NEOs:
Fiscal Year	+ Year End Fair Value of Equity Awards Granted in the Year ($)	+/- Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	- Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	+ Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments for the Non- PEO NEOs ($)
2023	3,767,302	2,152,983	0	7,320	0	0	5,927,605
2022	1,611,869	(2,968,240)	0	(176,982)	0	157,858	(1,375,495)
2021	2,094,110	1,547,880	0	162,958	0	199,340	4,004,289

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS TSR
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS ADJ. EPS Growth Rate1
Tabular List, Table
TABULAR LIST
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects our pay-for-performance philosophy. The metrics that we use for our executive awards are selected based on an objective of incentivizing our NEOs to increase the value for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
Financial Performance Measures
Adjusted EPS (growth)
Adjusted Net Sales (growth)
Adjusted Operating Income

Total Shareholder Return Amount	$ 109	90.24	112.72
Peer Group Total Shareholder Return Amount	98.54	104.74	118.79
Net Income (Loss)	$ 683,200,000	$ 888,200,000	$ 1,300,900,000
Company Selected Measure Amount	17.4	(10.6)	15.2
PEO Name	Sean Connolly	Sean Connolly	Sean Connolly
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS (growth)
Non-GAAP Measure Description	(5) Adjusted EPS Growth Rate, our Company-Selected Measure, is calculated as described in the “Compensation Discussion and Analysis” above.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales (growth)
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	COMPENSATION ACTUALLY PAID VS ADJ. OPERATING INCOME1 (1) Adjusted EPS Growth Rate and Adjusted Operating Income are calculated as described in the “Compensation Discussion and Analysis” above.
Name	Adjusted Operating Income
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Pension			$ 7,402
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,994,018)	$ (1,641,750)	(1,594,274)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,927,605	(1,375,495)	4,004,289
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,767,302	1,611,869	2,094,110
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,152,983	(2,968,240)	1,547,880
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,320	(176,982)	162,958
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	157,858	199,340
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,444,447)	(7,976,396)	(7,722,276)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,861,060	(7,310,965)	20,485,593
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,175,106	7,964,984	10,143,368
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,572,195	(15,178,481)	8,725,831
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,759	(902,309)	716,484
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 804,841	$ 899,909